CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents at banks and on hand	$ 702		$ 889
Cash equivalents with original maturity of less than three months	1,030		800
Cash and cash equivalents	1,732		1,689
Less overdrafts	0		(1)		$ 0
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,732	[1]	1,688	[1]	$ 1,902	[1]	$ 3,107
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 341		$ 242

[1]	** Overdrawn amount was Nil(2024 US$1, 2023: Nil).